Shareholder Report, Holdings (Details) - C000246700	Oct. 31, 2024
NVIDIA8259034
Holdings [Line Items]
Percent of Total Investments	12.90%
Microsoft8259026
Holdings [Line Items]
Percent of Total Investments	11.80%
Apple8258991
Holdings [Line Items]
Percent of Total Investments	9.00%
Amazon.com8258988
Holdings [Line Items]
Percent of Total Investments	7.20%
Alphabet8258985
Holdings [Line Items]
Percent of Total Investments	5.80%
Meta Platforms8259023
Holdings [Line Items]
Percent of Total Investments	4.80%
Mastercard8259020
Holdings [Line Items]
Percent of Total Investments	4.60%
Blackstone8258999
Holdings [Line Items]
Percent of Total Investments	4.30%
ServiceNow8259037
Holdings [Line Items]
Percent of Total Investments	3.80%
Eli Lilly8259006
Holdings [Line Items]
Percent of Total Investments	3.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.00%